Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Total assets	$ 0
Predecessor
ASSETS
Cash and cash equivalents	39,355		103,137		73,132	70,171		57,986
Restricted cash and investments	107,995		112,878			155,361
VIE finance receivables, at fair market value	3,861,612	[1]	3,586,465	[1],[2]		3,017,379	[2]
Other finance receivables, at fair market value	27,281		28,723			23,711
VIE finance receivables, net of allowance for losses of $3,717 and $5,348, respectively	117,963	[1]	128,737	[1],[2]		126,312	[2]
Other finance receivables, net of allowance for losses of $933 and $2,035, respectively	15,542		21,616			31,248
Notes receivable, at fair market value	6,238	[1]	8,074	[1],[2]		12,765	[2]
Note receivable due from affiliate			5,243
Other receivables, net of allowance for losses of $276 and $251, respectively	14,269		13,146			11,353
Fixed assets, net of accumulated depreciation of $3,128 and $4,514, respectively	7,319		6,321			5,717
Intangible assets, net of accumulated amortization of $14,257 and $16,899, respectively	48,760		51,277			54,558
Goodwill	84,993		84,993			84,993
Marketable securities	132,613		131,114			156,313
Deferred tax assets, net	1,777		2,455			2,436
Other assets	31,350		14,418	[3]		12,061	[3]
Total assets	4,497,067		4,298,597			3,764,378
LIABILITIES AND MEMBER'S CAPITAL
Accounts payable	7,639		8,630			4,414
Accrued expenses	18,776		12,440			21,686
Accrued interest	13,158		11,687			11,439
VIE derivative liabilities, at fair market value	81,125		121,498			130,450
VIE borrowings under revolving credit facilities and other similar borrowings	49,168		27,380			82,404
VIE long-term debt	154,020		162,799			164,616
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,437,861		3,229,591			2,663,873
Term loan payable	556,422		142,441			171,519
Other liabilities	8,289		8,199			14,681
Installment obligations payable	132,613		131,114			156,313
Total liabilities	4,459,071		3,855,779			3,421,395
Member's capital	37,996		442,818			324,723		193,452
Total liabilities and member's capital	$ 4,497,067		$ 4,298,597			$ 3,764,378

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities
[3]	(2) As of December 31, 2011 and December 31, 2012, $221 and $0 were pledged as collateral to credit and long-term debt facilities.